UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-834

Name of Registrant:	VANGUARD WINDSOR FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1:	Schedule of Investments

July 31, 2004 Vanguard Windsor Fund	Shares	Market Value (000)
COMMON STOCKS (95.6%)
Auto & Transportation (5.2%)
* Compagnie Generale des Etablissements Michelin Class B	5,909,738	$ 328,714
Canadian National Railway Co.	4,761,600	214,415
Norfolk Southern Corp.	2,727,650	72,801
Burlington Northern Santa Fe Corp.	1,949,000	69,151
Magna International, Inc. Class A	638,700	51,415
CSX Corp.	1,619,900	50,703
* (1)Northwest Airlines Corp. Class A	5,404,658	46,642
* (1)Continental Airlines, Inc. Class B	5,166,000	46,442
* AMR Corp.	5,076,600	42,796
BorgWarner, Inc.	468,800	22,123
Lear Corp.	362,500	19,985

	965,187

Consumer Discretionary (10.1%)
TJX Cos., Inc.	17,470,200	410,026
* Time Warner, Inc.	21,734,400	361,878
(1)Ross Stores, Inc.	10,916,800	252,724
Republic Services, Inc. Class A	5,583,300	159,682
Gannett Co., Inc.	1,909,200	158,731
Staples, Inc.	4,635,700	133,879
VF Corp.	1,240,100	62,017
* Accenture Ltd.	2,312,900	56,967
* Office Depot, Inc.	3,305,000	54,202
Federated Department Stores, Inc.	1,100,300	52,726
May Department Stores Co.	1,626,500	43,151
* Interpublic Group of Cos., Inc.	3,100,000	39,649
Liz Claiborne, Inc.	1,077,000	38,977
Jones Apparel Group, Inc.	1,035,000	38,657
Whirlpool Corp.	313,100	19,550

	1,882,816

Consumer Staples (2.3%)
Altria Group, Inc.	2,989,800	142,314
* Safeway, Inc.	2,691,600	56,874
* The Kroger Co.	3,591,350	56,743
PepsiCo, Inc.	1,090,000	54,500
The Procter & Gamble Co.	994,000	51,837
Unilever NV ADR	795,000	48,757
SuperValu Inc.	942,100	26,906

	437,931

Financial Services (27.5%)
Citigroup, Inc.	20,240,246	892,392
Bank of America Corp.	8,101,923	688,744
Fannie Mae	6,046,900	429,088
The Hartford Financial Services Group Inc.	3,898,200	253,773
UnionBanCal Corp.	4,104,200	238,249
(1)RenaissanceRe Holdings Ltd.	4,227,650	224,065
CIT Group Inc.	5,345,900	185,823
Golden West Financial Corp.	1,661,000	177,578
ACE Ltd.	4,359,700	176,960
Freddie Mac	2,162,800	139,090
Washington Mutual, Inc.	3,369,969	130,755
Wachovia Corp.	2,531,300	112,162
U.S. Bancorp	3,690,121	104,430
(1)IPC Holdings Ltd.	2,739,200	102,720
PartnerRe Ltd.	1,897,900	99,279
JPMorgan Chase & Co.	2,615,800	97,648
National City Corp.	2,185,700	79,778
St. Paul Travelers Cos., Inc.	2,060,081	76,367
Marsh & McLennan Cos., Inc.	1,568,300	69,601
XL Capital Ltd. Class A	980,000	69,266
Allstate Corp.	1,413,100	66,529
SunTrust Banks, Inc.	980,000	64,631
Lehman Brothers Holdings, Inc.	912,900	63,994
Metropolitan Life Insurance Co.	1,773,100	63,246
The Chubb Corp.	907,500	62,418
Torchmark Corp.	1,182,800	61,837
Morgan Stanley	1,186,700	58,540
Liberty Property Trust REIT	1,505,800	57,823
Capital One Financial Corp.	712,500	49,391
Jefferson-Pilot Corp.	998,616	48,113
* Promise Co. Ltd.	565,950	36,662
Manulife Financial Corp.	859,300	34,389
Wells Fargo & Co.	510,000	29,279
American International Group, Inc.	365,200	25,801
The PMI Group Inc.	618,200	25,488
The Goldman Sachs Group, Inc.	275,000	24,252
MBNA Corp.	681,400	16,824
* Dime Bancorp Inc.-Litigation Tracking Warrants	7,457,300	820

	5,137,805

Health Care (10.7%)
Wyeth	10,479,800	370,985
Pfizer Inc.	10,306,685	329,402
* Anthem, Inc.	3,390,600	279,623
* (1)Health Net Inc.	10,490,960	253,147
Sanofi-Synthelabo SA ADR	6,772,000	223,815
GlaxoSmithKline PLC ADR	3,411,200	139,689
HCA Inc.	3,351,800	129,547
Abbott Laboratories	2,890,300	113,733
Merck & Co., Inc.	2,012,700	91,276
UnitedHealth Group Inc.	1,058,500	66,580

	1,997,797

Integrated Oils (6.6%)
Petrol Brasil ADR	8,449,700	238,958
ExxonMobil Corp.	4,869,008	225,435
ConocoPhillips Co.	1,961,899	154,539
ChevronTexaco Corp.	1,416,739	135,511
Royal Dutch Petroleum Co. ADR	2,639,300	132,757
Petro Canada	1,950,600	91,503
Petrol Brasil Series A ADR	3,343,400	85,758
Occidental Petroleum Corp.	1,588,200	78,251
BP PLC ADR	1,050,000	59,178
Total SA ADR	321,300	31,279

	1,233,169

Other Energy (1.2%)
EnCana Corp.	1,990,411	88,215
GlobalSantaFe Corp.	3,108,600	85,176
Valero Energy Corp.	678,450	50,829

	224,220

Materials & Processing (5.1%)
Alcoa Inc.	12,133,568	388,638
(1)Engelhard Corp.	8,925,400	262,407
Smurfit-Stone Container Corp.	7,242,463	134,782
Praxair, Inc.	1,654,000	65,250
MeadWestvaco Corp.	1,835,400	54,805
International Paper Co.	680,000	29,396
* Phosphate Resources Partners LP	3,665,500	9,787
CNH Global NV	157,280	3,098
Sappi Ltd. ADR	137,600	2,006
Aracruz Celulose SA ADR	51,000	1,765

	951,934

Producer Durables (6.4%)
* Applied Materials, Inc.	19,701,400	334,333
* (1)Toll Brothers, Inc.	4,721,532	187,634
* (1)Freescale Semiconductor Inc.	10,000,000	140,500
(1)KB HOME	2,151,900	137,829
(1)MDC Holdings, Inc.	1,933,183	129,813
* Teradyne, Inc.	4,057,100	69,376
* LAM Research Corp.	2,889,300	68,910
Parker Hannifin Corp.	975,600	55,980
Cooper Industries, Inc. Class A	936,000	53,230
* Varian Semiconductor Equipment Associates, Inc.	585,400	17,486
* Axcelis Technologies, Inc.	1,726,000	16,104

	1,211,195

Technology (7.6%)	`
Microsoft Corp.	12,002,000	341,577
International Business Machines Corp.	2,853,100	248,419
* (1)Arrow Electronics, Inc.	10,316,700	244,093
* Flextronics International Ltd.	8,697,900	109,333
Hewlett-Packard Co.	5,261,300	106,015
* Avnet, Inc.	4,481,600	87,033
* Vishay Intertechnology, Inc.	2,765,321	42,862
* Ingram Micro, Inc. Class A	2,670,500	38,055
* Corning, Inc.	2,980,400	36,838
* Sanmina-SCI Corp.	5,012,400	36,791
* Tellabs, Inc.	3,970,900	35,381
* Solectron Corp.	6,392,300	35,158
* Nortel Networks Corp.	8,159,500	29,864
* Unisys Corp.	2,398,200	24,558
* BearingPoint, Inc.	670,100	5,535

	1,421,512

Utilities (6.8%)
* Comcast Corp. Special Class A	18,417,200	493,581
* Nextel Communications, Inc.	6,285,858	143,066
* Cox Communications, Inc. Class A	3,319,200	91,544
Sprint Corp.	3,583,050	66,931
FirstEnergy Corp.	1,595,100	62,368
American Electric Power Co., Inc.	1,905,300	59,274
Constellation Energy Group, Inc.	1,506,425	58,073
Entergy Corp.	1,009,600	58,052
PPL Corp.	1,225,000	56,779
Verizon Communications Inc.	1,245,442	47,999
* Qwest Communications International Inc.	7,943,550	30,900
SBC Communications Inc.	1,146,900	29,062
Sempra Energy	801,700	28,661
Northeast Utilities	1,206,900	22,569
* Comcast Corp. Class A	584,983	16,029
* McLeod USA Inc.	1,712,708	736

	1,265,624

Other (6.1%)
Tyco International Ltd.	20,786,300	644,375
General Electric Co.	7,000,000	232,750
Eaton Corp.	2,958,800	191,257
Textron, Inc.	1,142,000	70,005

	1,138,387

TOTAL COMMON STOCKS
(Cost $14,649,980)	17,867,577

TEMPORARY INVESTMENTS (6.7%)

Vanguard Index Participation
Equity Receipts--
Total Stock Market	2,948,800	313,457
Value Index	190,000	9,331
Vanguard Market Liquidity Fund, 1.33%**	779,901,907	779,902
Face Amount
	(000)

(2)Federal National Mortgage Assn
1.48%, 10/13/2004	$ 25,000	24,919
Repurchase Agreement
UBS Warburg, 1.37%, 8/2/2004	132,800	132,800
(Dated 7/30/2004, Repurchase Value $132,815,000,
collateralized by Federal National Mortgage Association,
3.5%-8.5%, 8/1/2006-11/1/2033;
Federal Home Loan Mortgage Co.,
8.5%-10.75%, 6/1/2005-1/1/2018;
and Federal National Mortgage Association,
3.5%-11.0%, 10/1/2009-7/1/2034)

TOTAL TEMPORARY INVESTMENTS
(Cost $1,187,620)	1,260,409

TOTAL INVESTMENTS (102.3%)
(Cost $15,837,600)	19,127,986

OTHER ASSETS AND LIABILITIES-NET (-2.3%)	(429,151)

NET ASSETS (100%)	$ 18,698,835

 *Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
(2)Security segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2004, the cost of investment securities for tax purposes was $15,837,600,000. Net unrealized appreciation of investment securities was $3,290,386,000, consisting of unrealized gains of $4,058,260,000 on securities that had risen in value since their purchase and $767,874,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and exchange-traded funds. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions represent 99.1% and 3.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2004, the aggregate settlement value of open futures contracts expiring in September 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	716	$197,097	($ 5,332)
S&P MidCap 400 Index	459	132,903	(3,584)
E-mini S&P MidCap 400 Index	100	5,791	(61)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of affiliated companies were as follows:

	Current Period Transactions
	Market Value	Oct. 31, 2003 Purchases at Cost	Proceeds from Securities Sold	Dividend Income	July 31, 2004 Market Value

Arrow Electronics, Inc.	$209,789	$ 11,789	$ --	$ --	$ 244,093
Continental Airlines Inc. Class B	93,493	4,642	--	--	46,442
Engelhard Corp.	261,573	14,569	23,549	3,167	262,407
Freescale Semiconductor	--	130,000	--	--	140,500
Health Net Inc.	317,478	13,974	--	--	253,147
IPC Holdings Ltd.	97,201	5,651	--	1,633	102,720
KB Home	n/a**	8,815	21,504	1,313	137,829
MDC Holdings, Inc.	123,466	6,790	13,407	759	129,813
Metris Companies Inc.	27,773	--	38,555	--	--
Northwest Airlines Corp. Class A	n/a**	17,258	--	--	46,642
Oxford Health Plan	267,413	--	369,509	1,137	--
Republic Services, Inc. Class A	n/a**	10,737	77,003	1,353	n/a*
RenaissanceRe Holdings	202,545	9,762	25,592	2,393	224,065
Ross Stores Inc.	266,323	16,165	9,726	1,259	252,724
Toll Brothers, Inc.	179,618	10,704	19,345	--	187,634

	$2,046,672			$13,014	$2,028,016

 * At July 31, 2004, the security is still held but the issuer is no longer an affiliated company of the fund.
** At October 31,2003, the issuer was not an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.